Financial structure and financial costs - Non-current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial structure, financial costs and financial instruments
Non-current financial debt	$ 48,995	$ 43,533	$ 40,478
Non-current financial assets	(3,270)	(2,305)	(2,395)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	45,725	41,228	38,083
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	9,305	9,755	7,051
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	28,740	23,446	22,839
Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	858	609	838
Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	972	1,074	1,081
Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	8,051	7,822	7,756
Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(2,204)	(1,412)	(1,308)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	3	(66)	(174)
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	962	2,313	2,198
Non-current financial assets	(812)	(546)	(673)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt	8,699	8,518	8,427
Non-current financial assets	(1,279)	(1,278)	(1,166)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,420	7,240	7,261
Secured | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		43
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	136	305	430
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	512	348	241
Secured | Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	8,051	7,822	7,756
Secured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(1,279)	(1,278)	(1,166)
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt	40,296	35,015	32,051
Non-current financial assets	(1,991)	(1,027)	(1,229)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	38,305	33,988	30,822
Unsecured | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	9,305	9,712	7,051
Unsecured | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	28,740	23,446	22,839
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	722	304	408
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	460	726	840
Unsecured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	(925)	(134)	(142)
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	3	(66)	(174)
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	962	2,313	2,198
Non-current financial assets	$ (812)	$ (546)	$ (673)